Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of total provision for income taxes from continuing operations

	2014	2013

Federal tax benefit at statutory rate	$(1,657,000)	$(235,000)
State tax benefit, net of federal tax	(61,000)	(10,000)
Permanent differences	(38,000)	5,000
Increase in valuation allowance	1,298,000	240,000
Benefit for income taxes	$(458,000)	$-

Schedule of deferred assets and liabilities

	2014	2013
Deferred tax assets:
Equity based compensation	$229,000	$102,000
Allowance for doubtful accounts	552,000	1,000
Lease merchandise	582,000	-
Net operating loss carry-forwards	1,680,000	1,660,000

Gross deferred tax assets	3,043,000	1,763,000
Valuation allowance	(3,042,000)	(1,744,000)
Net deferred tax assets	1,000	19,000
Deferred tax liabilities:
Fixed assets	(1,000)	(19,000)
	$-	$-